Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,281,059	61,776,643
Effect of dilutive share options outstanding	1,575,288	1,449,154
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,856,347	63,225,797